Average Annual Total Returns	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 10 years or lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 10 years or lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D 10 years or lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 10 years or lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 10 years or lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Inception Date	Prospectus #2 Delaware Tax-Free New Jersey Fund Bloomberg Barclays Municipal Bond Index 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Bloomberg Barclays Municipal Bond Index 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A 10 years or lifetime	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Lifetime	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Inception Date	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Barclays Municipal Bond Index 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Barclays Municipal Bond Index 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 10 years or lifetime	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Lifetime	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Inception Date
Total	3.33%	2.21%	1.60%	1.34%	1.83%	1.45%	0.64%	0.99%	0.69%	0.78%	1.02%	0.79%	2.28%	1.56%	0.88%	3.66%	2.05%	1.37%	4.31%	2.56%	1.88%	4.38%	2.56%	May 01, 2017	5.21%	3.91%	4.63%	0.34%	2.50%	3.55%	(0.38%)	2.35%	3.47%	1.52%	2.57%	3.51%	5.25%	3.59%	2.97%	May 01, 2013	5.21%	3.91%	4.63%	0.01%	1.97%	3.30%	0.01%	1.97%	3.30%	0.98%	2.14%	3.26%	4.96%	3.10%	2.62%	May 01, 2013